                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-7739
                                  ---------------------------------------------

Harding, Loevner Funds, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

50 Division Street, Somerville, NJ                               08876
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

David R. Loevner, President    50 Division Street, Somerville, NJ 08876
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  (877) 435-8105
                                                   ----------------------------

Date of fiscal year end:  10/31/2004
                        --------------------------
Date of reporting period:  11/01/2003-4/30/2004
                         -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

    The semi-annual report for the period November 1, 2003 through April 30, 2004 is filed herewith.

[HARDING, LOEVNER LOGO]
                                                    HARDING, LOEVNER FUNDS, INC.

SEMI-ANNUAL REPORT
APRIL 30, 2004

Portfolios managed by
Harding, Loevner Management, L.P.

INTERNATIONAL EQUITY PORTFOLIO

EMERGING MARKETS PORTFOLIO

GLOBAL EQUITY PORTFOLIO

P.O. Box 9130
Boston, MA 02117-9130
Telephone: 877-435-8105
Fax: 617-927-8400

   HARDING, LOEVNER FUNDS, INC.
   -----------------------------------------------------------------------------

   -----------------------------------------------------------------------------

                                                  June 28, 2004

    Dear Shareholder:

    Enclosed is the Semi-Annual Report to Shareholders for the period ended April 30, 2004.

    Our regular quarterly narrative discussing developments in the calendar quarter ended June 30, 2004 will be sent to you shortly.

                                                  Sincerely,

                                                  /s/ David R. Loevner

                                                  David R. Loevner
                                                  President

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
TABLE OF CONTENTS

--------------------------------------------------------------------------------

Statements of Net Assets
    International Equity Portfolio........................   3
    Emerging Markets Portfolio............................   7
    Global Equity Portfolio...............................  12

Statements of Operations..................................  16

Statements of Changes in Net Assets.......................  17

Financial Highlights......................................  20

Notes to Financial Statements.............................  23

Results of Special Meeting of Shareholders................  28

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2004 (UNAUDITED)                                              SHARES        VALUE (1)

-------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS - 98.5%
---------------------------

COMMON STOCKS - 97.6%
---------------------

BRAZIL - 0.7%
-----------
Companhia Vale do Rio Doce - ADR (Metals & Mining)                        64,356     $  2,515,676
                                                                                     ------------

CANADA - 5.0%
------------
EnCana Corp. (Oil & Gas)                                                 239,566        9,395,779
Imperial Oil Ltd. (Integrated International Oil Producers)               213,480        9,369,637
                                                                                     ------------
                                                                                       18,765,416
                                                                                     ------------
CHINA - 1.0%
-----------
Yanzhou Coal Mining Co., Ltd., Class H (Metals & Mining)               3,858,000        3,610,785
                                                                                     ------------

DENMARK - 1.4%
--------------
ISS A/S (Service Organizations)                                          102,493        5,118,211
                                                                                     ------------

FRANCE - 7.4%
------------
Air Liquide (Industrial Chemicals & Gases Manufacturers)                  64,550       11,305,118
Carrefour SA (Miscellaneous Retailers)                                   101,760        4,722,032
Dassault Systemes SA (Software)                                           93,300        3,809,385
Schneider Electric SA (Electrical Equipment)                             115,810        7,781,267
                                                                                     ------------
                                                                                       27,617,802
                                                                                     ------------
GERMANY - 3.2%
--------------
Metro AG (Food & Drug Retailing)                                         269,470       11,948,775
                                                                                     ------------

HONG KONG - 2.3%
---------------
Denway Motors Ltd. (Automobiles)                                       7,924,000        3,784,315
Yue Yuen Industrial Holdings Ltd. (Textiles & Apparel)                 1,815,500        4,899,648
                                                                                     ------------
                                                                                        8,683,963
                                                                                     ------------
INDIA - 3.7%
----------
HDFC Bank Ltd. (Banks)                                                   796,400        6,731,881
Reliance Industries Ltd. (Oil & Gas)                                     582,000        6,889,247
                                                                                     ------------
                                                                                       13,621,128
                                                                                     ------------
IRELAND - 1.6%
------------
CRH plc (Construction Materials)                                         288,152        6,120,882
                                                                                     ------------

JAPAN - 21.2%
------------
Asatsu-DK Inc. (Advertising Agencies)                                    283,700        8,072,294
Canon Inc. (Business Machines & Office Equipment)                        186,000        9,758,869
Kao Corp. (Cosmetics & Personal Care)                                    295,000        7,043,859
Keyence Corp. (Electronic Equipment & Instruments)                        16,950        4,070,273

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2004 (UNAUDITED) (CONTINUED)                                  SHARES        VALUE (1)

-------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)
Matsushita Electric Industrial Co., Ltd. (Home Construction,
Furnishings & Appliances)                                                415,000     $  6,095,918
Mitsubishi Corp. (General Diversified)                                   904,000        8,617,716
Nissan Motor Co., Ltd. (Automobiles)                                     621,900        6,925,967
Nomura Holdings Inc. (Financial Services)                                334,000        5,423,660
Rohm Co., Ltd. (Electronics)                                              84,200       10,506,402
Sharp Corp. (Electronics)                                                479,000        8,637,669
Sumitomo Mitsui Financial Group Inc. (Banks)                                 525        3,967,650
                                                                                     ------------
                                                                                       79,120,277
                                                                                     ------------
MEXICO - 1.3%
------------
Wal-Mart de Mexico SA de CV - ADR (Discount Stores)                      161,790        4,731,516
                                                                                     ------------

NETHERLANDS - 3.8%
----------------
Heineken NV (Beverages, Food & Tobacco)*                                 126,990        5,358,470
IHC Caland NV (Shipbuilding)                                             190,378        8,966,592
                                                                                     ------------
                                                                                       14,325,062
                                                                                     ------------
RUSSIA - 0.8%
-----------
Yukos - ADR (Oil & Gas)                                                   66,520        2,980,096
                                                                                     ------------

SINGAPORE - 1.2%
--------------
DBS Group Holdings Ltd. (Commercial Banks)                               531,083        4,463,538
                                                                                     ------------

SOUTH AFRICA - 1.5%
-----------------
Sasol Ltd. (Oil & Gas)                                                   359,400        5,393,906
                                                                                     ------------

SOUTH KOREA - 2.3%
----------------
Samsung Electronics Co., Ltd. - GDR (Diversified
Electronics)                                                              35,800        8,421,950
                                                                                     ------------

SPAIN - 3.2%
-----------
Bankinter SA (Commercial Banks)                                          107,000        4,042,952
Santander Central Hispano SA (Banks)                                     739,200        7,939,599
                                                                                     ------------
                                                                                       11,982,551
                                                                                     ------------
SWEDEN - 3.1%
------------
Atlas Copco AB, Class A (Heavy Machinery)                                156,900        5,504,218
Skandinaviska Enskilda Banken AB, Class A (Banks)                        417,900        6,072,021
                                                                                     ------------
                                                                                       11,576,239
                                                                                     ------------
SWITZERLAND - 15.3%
-----------------
ABB Ltd. (Power Transmission Equipment)*                               1,508,000        8,490,205
Actelion Ltd. (Pharmaceuticals)*                                          36,000        3,949,560
Nestle SA - ADR (Diversified Food)                                       149,820        9,474,961
Novartis AG - Registered (Pharmaceuticals)                               180,700        8,055,268
Roche Holding AG - Genusschein (Pharmaceuticals)                         100,430       10,534,074
Swiss Re - Registered (Insurance)                                        117,200        7,710,289

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2004 (UNAUDITED) (CONTINUED)                                  SHARES        VALUE (1)

-------------------------------------------------------------------------------------------------

SWITZERLAND (CONTINUED)
UBS AG - Registered (Banks)                                              120,710     $  8,578,919
                                                                                     ------------
                                                                                       56,793,276
                                                                                     ------------
TAIWAN - 1.2%
------------
Taiwan Semiconductor (Parts & Components)*                             2,639,989        4,569,517
                                                                                     ------------

THAILAND - 2.5%
-------------
Advanced Information Service plc (Telecommunications)                  2,223,800        4,891,137
Bangkok Bank Co., Ltd. (Banks)*                                        1,859,900        4,555,616
                                                                                     ------------
                                                                                        9,446,753
                                                                                     ------------
UNITED KINGDOM - 13.9%
---------------------
BP plc - ADR (Oil & Gas)                                                 144,500        7,644,050
Close Brothers Group plc (Diversified Financials)                        418,713        6,081,277
Signet Group plc (Retailers)                                           1,362,010        2,795,733
Standard Chartered plc (Other Financial Services)                        380,340        5,827,472
Unilever plc (Diversified Food)                                          676,800        6,385,082
Vodafone Group plc - Sponsored ADR (Telephone Systems)                   444,741       10,913,944
WPP Group plc (Advertising Agencies)                                   1,211,930       11,949,419
                                                                                     ------------
                                                                                       51,596,977
                                                                                     ------------

Total Common Stocks (Cost $293,071,522)                                               363,404,296
                                                                                     ------------

PREFERRED STOCK - 0.9%
-------------------
BERMUDA - 0.9%
--------------
Taiwan Semi Flemings - 144A (Cost $2,357,322)*                           407,931        3,530,408

TOTAL LONG TERM INVESTMENTS (COST $295,428,844)                                       366,934,704
                                                                                     ------------

                                                                         FACE
REPURCHASE AGREEMENT - 1.3%                                             AMOUNT
---------------------------                                          ------------
Investors Bank & Trust Repurchase Agreement, 0.71% due
05/03/04 in the amount of $4,833,527; issued 04/30/04
(collateralized by $4,900,876 par of FHLMC ARM #846062,
3.436%, due 05/01/28 with a market value of $5,075,005)
(Cost $4,833,241)                                                    $  4,833,241       4,833,241
                                                                                     ------------

TOTAL INVESTMENTS - 99.8% (COST $300,262,085)                                        $371,767,945
                                                                                     ------------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2004 (UNAUDITED) (CONTINUED)                                                                    VALUE (1)

---------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, NET OF LIABILITIES - 0.2%
--------------------------------------------------------------------------------
Receivable for securities sold                                                                           $  1,192,599
Receivable for Fund shares sold                                                                                29,784
Dividends receivable                                                                                        1,047,799
Tax reclaim receivable                                                                                        383,388
Other assets                                                                                                       95
Prepaid expenses                                                                                               12,058
Payable for securities purchased                                                                           (1,357,033)
Payable for Fund shares redeemed                                                                               (3,853)
Payable to Investment Advisor                                                                                 (91,701)
Other liabilities                                                                                            (469,796)
                                                                                                         ------------
                                                                                                              743,340
                                                                                                         ------------

NET ASSETS - 100%
--------------------------------------------------------------------------------
Applicable to 30,582,938 outstanding $.001 par value shares (authorized
500,000,000 shares)                                                                                      $372,511,285
                                                                                                         ============

Net Asset Value, Offering and Redemption Price Per Share                                                 $      12.18
                                                                                                         ============
COMPONENTS OF NET ASSETS AS OF APRIL 30, 2004 WERE AS FOLLOWS:
--------------------------------------------------------------------------------
Paid-in capital                                                                                          $354,897,122
Accumulated undistributed net investment income                                                             1,134,344
Accumulated distributions in excess of net realized gain on investments and
  foreign currency-related transactions                                                                   (55,036,911)
Net unrealized appreciation on investments and on assets and liabilities
  denominated in foreign currencies (Note 4)                                                               71,516,730
                                                                                                         ------------
                                                                                                         $372,511,285
                                                                                                         ============

Summary of Abbreviations

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified buyers.
ADR  American Depository Receipt
ARM  Adjustable Rate Mortgage
FHLMC Federal Home Loan Mortgage Association
GDR  Global Depositary Receipt
(1)  See Note 2 to Financial Statements
*    Non-income producing security

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2004 (UNAUDITED)                                              SHARES        VALUE (1)

-------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS - 96.4%
---------------------------

COMMON STOCKS - 92.2%
---------------------

AUSTRIA - 1.4%
------------
Erste Bank der oesterreichischen Sparkassen AG (Banks)                      4,000    $    598,656
                                                                                     ------------

BRAZIL - 5.7%
-----------
Aracruz Celulose SA - Sponsored ADR (Forest Products &
Paper)                                                                     27,833         866,720
Companhia Vale do Rio Doce - ADR (Metals & Mining)                         16,000         625,440
Compania Brasileira de Distribuicao Grupo Pao de Acurcar
(National & Regional Food Chains)*                                         23,900         425,420
Embratel Participacoes SA - ADR (Telephone Systems)                        35,000         524,650
                                                                                     ------------
                                                                                        2,442,230
                                                                                     ------------
CHILE - 1.1%
----------
Banco Santander - ADR (Banks)                                              18,500         461,760
                                                                                     ------------

CHINA - 1.1%
-----------
Yanzhou Coal Mining Co., Ltd., Class H (Metals & Mining)                  520,000         486,679
                                                                                     ------------

ESTONIA - 0.9%
------------
Hansabank Ltd. (Banks)                                                     52,000         398,321
                                                                                     ------------

HONG KONG - 1.8%
---------------
Denway Motors Ltd. (Automobiles)                                        1,132,000         540,616
Yue Yuen Industrial Holdings Ltd. (Textiles & Apparel)                     75,000         202,409
                                                                                     ------------
                                                                                          743,025
                                                                                     ------------
HUNGARY - 1.0%
-------------
Gedeon Richter Rt. (Pharmaceuticals)                                        4,000         406,825
                                                                                     ------------

INDIA - 8.5%
----------
Bajaj Auto Ltd. (Automotive)                                               28,000         579,708
Bharti Tele-Ventures Ltd. (Telephone Systems)*                            262,000       1,000,396
Housing Development Finance Corp., Ltd. (Other Financial
Services)                                                                  48,000         644,389
ICICI Bank Ltd. (Banks)                                                    66,000         467,803
Reliance Industries Ltd. - Sponsored GDR (Oil & Gas)*                      35,500         905,250
                                                                                     ------------
                                                                                        3,597,546
                                                                                     ------------
INDONESIA - 3.5%
--------------
PT Bank Danamon Indonesia Tbk (Banks)                                   1,100,000         410,214
PT Telekomunikasi Indonesia - ADR (Telecommunications)                     36,000         651,600
PT Unilever Indonesia Tbk (Cosmetics & Personal Care)                   1,050,000         439,393
                                                                                     ------------
                                                                                        1,501,207
                                                                                     ------------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2004 (UNAUDITED) (CONTINUED)                                  SHARES        VALUE (1)

-------------------------------------------------------------------------------------------------

ISRAEL - 3.5%
-----------
Orbotech Ltd. (Electronic Equipment & Instruments)*                        22,000    $    464,640
Taro Pharmaceutical Industries Ltd. (Pharmaceuticals)*                      8,500         367,625
Teva Pharmaceutical Industries Ltd. - ADR (Ethical Drug
Manufacturers)                                                             10,600         652,536
                                                                                     ------------
                                                                                        1,484,801
                                                                                     ------------
LUXEMBOURG - 0.8%
-----------------
Tenaris SA - ADR (Metals & Mining)                                         12,000         359,880
                                                                                     ------------

MALAYSIA - 0.8%
-------------
Resorts World Berhad (Entertainment & Leisure)                            125,000         328,947
                                                                                     ------------

MEXICO - 8.4%
------------
America Movil SA de CV Series L - ADR (Telephone Systems)                  25,200         851,760
Consorcio ARA SA de CV Series (Real Estate)*                              173,000         472,408
Corporacion GEO SA de CV Series B (Real Estate)*                           62,000         355,078
Grupo Aeroportuario del Sureste SA de CV - ADR (Commercial
Services & Supplies)                                                       28,000         547,400
Grupo Televisa SA (Radio & TV Broadcasters)                                18,000         784,620
Wal-Mart de Mexico SA de CV - ADR (Discount Stores)                        19,400         567,349
                                                                                     ------------
                                                                                        3,578,615
                                                                                     ------------
PHILIPPINES - 2.3%
---------------
Globe Telecom Inc. (Communications)                                        32,000         485,714
Philippine Long Distance Telephone Co. - Sponsored ADR
(Telephone Systems)*                                                       26,000         511,160
                                                                                     ------------
                                                                                          996,874
                                                                                     ------------
POLAND - 0.7%
------------
Grupa Kety SA (Metals & Mining)                                             8,800         287,972
                                                                                     ------------

RUSSIA - 4.7%
-----------
Sberbank of Russia (Banks)                                                  1,525         584,075
VimpelCom - Sponsored ADR (Telephone Systems)*                             10,800         969,408
Yukos - ADR (Oil & Gas)                                                     9,653         432,454
                                                                                     ------------
                                                                                        1,985,937
                                                                                     ------------
SOUTH AFRICA - 10.0%
------------------
Bidvest Group Ltd. (Industrial Conglomerates)                              77,589         605,654
Impala Platinum Holdings Ltd. (Metals & Mining)                             9,300         633,035
JD Group Ltd. (Home Construction, Furnishings & Appliances)                75,000         444,205
MTN Group Ltd. (Telephone Systems)*                                       125,000         522,911
Sasol Ltd. (Oil & Gas)                                                     57,400         861,464
Standard Bank Investment Corp., Ltd. (Banks)                              108,500         625,927
Steinhoff International Holdings Ltd. (Home Construction,
Furnishings & Appliances)                                                 435,000         540,916
                                                                                     ------------
                                                                                        4,234,112
                                                                                     ------------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2004 (UNAUDITED) (CONTINUED)                                  SHARES        VALUE (1)

-------------------------------------------------------------------------------------------------

SOUTH KOREA - 16.3%
-----------------
Hankook Tire Co., Ltd. (Automotive)                                        60,000    $    486,811
Hite Brewery Co., Ltd. (Brewers)                                            7,600         557,038
Hyundai Mobis (Automotive)                                                 13,000         558,401
Hyundai Motor Co., Ltd. (Automobiles)                                      13,500         514,872
LG Electronics Inc. (Electronics)                                          13,400         813,125
LG Petrochemical Co., Ltd. (Oil & Gas)                                     23,000         461,627
S1 Corp. (Securities Brokerage)                                            16,600         403,204
Samsung Electronics Co., Ltd. - GDR (Diversified
Electronics)                                                                4,350       1,023,337
Samsung SDI Co., Ltd. (Diversified Electronics)                             7,100         907,658
Shinsegae Co., Ltd. (Retailers)                                             3,000         677,547
SK Telecom Co. (Telecommunications)                                         3,200         545,447
                                                                                     ------------
                                                                                        6,949,067
                                                                                     ------------
TAIWAN - 9.7%
------------
Advantech Co., Ltd. (Computers & Information)                             289,508         610,041
Delta Electronics (Electrical Equipment)                                  302,500         372,434
Formosa Chemicals & Fibre Corp. (Textiles & Apparel)                      325,000         469,597
Premier Image Technology (Electronic Equipment &
Instruments)                                                              336,500         536,860
Quanta Computer Inc. (Computers & Peripherals)                            185,655         391,206
Synnex Technology International Corp. (Systems & Subsystems)              210,000         325,557
Synnex Technology International Corp. - GDR (Systems &
Subsystems)                                                                68,387         424,075
Taiwan Semiconductor (Parts & Components)*                                307,374         532,029
Tong Yang Industry Co., Ltd. (Automotive)                                 300,000         483,143
                                                                                     ------------
                                                                                        4,144,942
                                                                                     ------------
THAILAND - 2.7%
-------------
Advanced Information Service plc (Telecommunications)                     275,000         604,849
Siam Cement Public Co., Ltd. (Cement Producers)                           102,000         550,662
                                                                                     ------------
                                                                                        1,155,511
                                                                                     ------------
TURKEY - 3.3%
------------
Akbank TAS (Banks)                                                    100,000,000         465,280
Anadolu Efes Biracilik ve Malt Sanayii AS (Beverages, Food &
Tobacco)                                                               33,722,000         473,083
Arcelik AS (Industrial - Diversified)                                  88,000,000         471,484
                                                                                     ------------
                                                                                        1,409,847
                                                                                     ------------
UNITED KINGDOM - 4.0%
--------------------
Anglo American plc - ADR (Metals & Mining)                                 46,927         955,903
SABMiller plc (Brewers)                                                    70,350         761,524
                                                                                     ------------
                                                                                        1,717,427
                                                                                     ------------

Total Common Stocks (Cost $32,480,278)                                                 39,270,181
                                                                                     ------------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2004 (UNAUDITED) (CONTINUED)                                  SHARES        VALUE (1)

-------------------------------------------------------------------------------------------------

PREFERRED STOCK - 4.2%
-------------------
BERMUDA - 0.5%
--------------
Taiwan Semi Flemings - 144A (Financial Services)*                          24,818    $    214,786
                                                                                     ------------
BRAZIL - 1.2%
-----------
Banco Itau SA - ADR (Commercial Banks)                                     13,096         519,125
                                                                                     ------------
SOUTH KOREA - 2.5%
----------------
Samsung Electronics Co., Ltd. - GDR (Diversified
Electronics)                                                                7,500       1,035,497
                                                                                     ------------
Total Preferred Stock (Cost $1,216,436)                                                 1,769,408
                                                                                     ------------

TOTAL LONG TERM INVESTMENTS (COST $33,696,714)                                         41,039,589
                                                                                     ------------

                                                                         FACE
REPURCHASE AGREEMENT - 3.5%                                             AMOUNT
---------------------------                                          ------------
Investors Bank & Trust Repurchase Agreement, 0.71% due
05/03/04 in the amount of $1,500,153; issued 04/30/04
(collateralized by $1,544,828 par of FHLMC #846782, due
08/01/31 with a market value of $1,575,359) (Cost
$1,500,064)                                                          $  1,500,064       1,500,064
                                                                                     ------------

TOTAL INVESTMENTS - 99.9% (COST $35,196,778)                                         $ 42,539,653
                                                                                     ------------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2004 (UNAUDITED) (CONTINUED)                                                                    VALUE (1)

---------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, NET OF LIABILITIES - 0.1%
--------------------------------
Dividends receivable                                                                                     $    139,340
Tax reclaim receivable                                                                                            767
Foreign Currency (Cost $687)                                                                                      687
Other assets                                                                                                       30
Prepaid expenses                                                                                                  665
Payable to Investment Advisor                                                                                 (44,811)
Other liabilities                                                                                             (67,038)
                                                                                                         ------------
                                                                                                               29,640
                                                                                                         ------------

NET ASSETS - 100%
---------------
Applicable to 2,135,741 outstanding $.001 par value shares (authorized
500,000,000 shares)                                                                                      $ 42,569,293
                                                                                                         ============

Net Asset Value, Offering and Redemption Price Per Share                                                 $      19.93
                                                                                                         ============

COMPONENTS OF NET ASSETS AS OF APRIL 30, 2004 WERE AS FOLLOWS:
-----------------------------------------------------
Paid-in capital                                                                                          $ 34,902,664
Accumulated undistributed net investment income                                                                37,936
Accumulated undistributed net realized gain on investments and
  foreign currency-related transactions                                                                       286,122
Net unrealized appreciation on investments and on assets and
  liabilities denominated in foreign currencies (Note 4)                                                    7,342,571
                                                                                                         ------------
                                                                                                         $ 42,569,293
                                                                                                         ============

Summary of Abbreviations

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified buyers.
ADR  American Depository Receipt
FHLMC Federal Home Loan Mortgage Association
GDR  Global Depositary Receipt
(1)  See Note 2 to Financial Statements
*    Non-income producing security

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2004 (UNAUDITED)                                              SHARES        VALUE (1)

-------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS - 99.1%
---------------------------

COMMON STOCKS - 97.6%
---------------------

AUSTRALIA - 1.9%
--------------
Rio Tinto Ltd. (Diversified Metal Producers)                              22,100     $    519,199
                                                                                     ------------

AUSTRIA - 1.3%
------------
Erste Bank der oesterreichischen Sparkassen AG (Banks)                     2,250          336,744
                                                                                     ------------

CANADA - 2.4%
------------
EnCana Corp. (Oil & Gas)                                                  16,300          639,286
                                                                                     ------------

CHINA - 0.7%
-----------
Anhui Conch Cement Co., Ltd., Class H (Building Materials)               180,000          191,543
                                                                                     ------------

FRANCE - 7.6%
------------
Air Liquide (Industrial Chemicals & Gases Manufacturers)                   1,666          291,779
Dassault Systemes SA (Software)                                           16,100          657,354
L'Oreal SA (Cosmetics & Personal Care)                                     6,620          499,157
Schlumberger Ltd. (Exploration, Drilling Service &
Equipment)                                                                 5,400          316,062
Television Francaise (Media)                                               8,700          268,759
                                                                                     ------------
                                                                                        2,033,111
                                                                                     ------------
GERMANY - 3.8%
--------------
Bayerische Motoren Werke AG (Automobiles)                                  6,500          280,274
Deutsche Bank AG (Commercial Banks)                                        8,900          733,485
                                                                                     ------------
                                                                                        1,013,759
                                                                                     ------------
HONG KONG - 1.8%
---------------
Denway Motors Ltd. (Automobiles)                                       1,012,000          483,307
                                                                                     ------------

JAPAN - 14.8%
------------
Canon Inc. (Business Machines & Office Equipment)                          6,000          314,802
Hirose Electronics Co., Ltd. (Electrical Equipment)                        3,000          343,890
JSR Corp. (Automotive)                                                    21,000          442,436
Keyence Corp. (Electronic Equipment & Instruments)                         2,600          624,349
Mitsubishi Corp. (General Diversified)                                    50,600          482,363
Nomura Holdings Inc. (Financial Services)                                 20,700          336,137
Rohm Co., Ltd. (Electronics)                                               4,400          549,028
Sharp Corp. (Electronics)                                                 16,700          301,146
Sony Corp. - ADR (Radio, TV, & Phonograph Manufacturers)                   7,300          280,320
Sumitomo Mitsui Financial Group Inc. (Banks)                                  40          302,297
                                                                                     ------------
                                                                                        3,976,768
                                                                                     ------------
MEXICO - 2.5%
------------
Coca-Cola Femsa SA de CV - ADR (Beverages, Food & Tobacco)*               13,200          280,632

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2004 (UNAUDITED) (CONTINUED)                                  SHARES        VALUE (1)

-------------------------------------------------------------------------------------------------

MEXICO (CONTINUED)
Wal-Mart de Mexico SA de CV - ADR (Discount Stores)                       13,300     $    388,956
                                                                                     ------------
                                                                                          669,588
                                                                                     ------------
NETHERLANDS - 2.8%
----------------
Heineken NV (Beverages, Food & Tobacco)*                                  11,400          481,034
Qiagen NV (Health Care Equipment & Supplies)*                             21,500          260,824
                                                                                     ------------
                                                                                          741,858
                                                                                     ------------
SOUTH AFRICA - 1.5%
-----------------
Sasol Ltd. (Oil & Gas)                                                    27,440          411,822
                                                                                     ------------

SOUTH KOREA - 3.8%
----------------
Kookmin Bank - ADR (Banks)*                                                6,900          255,990
Samsung Electronics Co., Ltd. - GDR (Diversified
Electronics)                                                               3,270          769,267
                                                                                     ------------
                                                                                        1,025,257
                                                                                     ------------
SPAIN - 0.9%
-----------
Bankinter SA (Commercial Banks)                                            6,700          253,157
                                                                                     ------------

SWITZERLAND - 5.6%
----------------
ABB Ltd. (Power Transmission Equipment)*                                  65,100          366,520
Nestle SA - ADR (Diversified Food)                                         8,420          532,500
Novartis AG - Registered (Pharmaceuticals)                                 8,220          366,432
Swiss Re - Registered (Insurance)                                          3,700          243,414
                                                                                     ------------
                                                                                        1,508,866
                                                                                     ------------
TAIWAN - 0.0%
------------
Taiwan Semiconductor (Parts & Components)*                                   345              597
                                                                                     ------------

THAILAND - 1.3%
-------------
Bangkok Bank Co., Ltd. (Banks)*                                          146,700          359,325
                                                                                     ------------

UNITED KINGDOM - 7.8%
--------------------
Pearson plc (Miscellaneous Printing & Publishing)                         45,900          535,591
Standard Chartered plc (Other Financial Services)                         17,700          271,195
Vodafone Group plc - Sponsored ADR (Telephone Systems)                    35,900          880,986
WPP Group plc (Advertising Agencies)                                      40,600          400,309
                                                                                     ------------
                                                                                        2,088,081
                                                                                     ------------
UNITED STATES - 37.1%
------------------
Abbott Laboratories (Pharmaceuticals)                                      8,000          352,160
Air Products & Chemicals Inc. (Industrial Chemicals & Gases
Manufacturers)                                                             5,900          293,879
Allied Capital Corp. (Commercial Finance Companies)                       10,100          239,572
American International Group (Insurance Companies)                         9,200          659,180
Analog Devices (Semiconductor Equipment & Products)                       13,800          587,880
BEA Systems Inc. (Computer Software & Processing)*                        18,400          209,944
Berkshire Hathaway Inc., Class A (Insurance Companies)*                        6          560,340
Caterpillar Inc. (Heavy Machinery)                                         8,950          695,683

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2004 (UNAUDITED) (CONTINUED)                                  SHARES        VALUE (1)

-------------------------------------------------------------------------------------------------

UNITED STATES (CONTINUED)
Colgate-Palmolive Co. (Cosmetics & Toiletries)                             5,400     $    312,552
Comcast Corp., Class A (Media)*                                           11,300          340,130
Emerson Electric Co. (Electrical Equipment)                                6,850          412,507
Estee Lauder Companies Inc., Class A (Cosmetics & Personal
Care)                                                                      7,600          347,396
Exxon Mobil Corp. (Integrated International Oil Producers)                 6,700          285,085
J.P. Morgan Chase & Co. (Banks)                                           10,160          382,016
Kinder Morgan Inc. (Oil & Gas)                                            10,170          612,336
Medco Health Solutions Inc. (Insurance)*                                   7,389          261,571
Merck & Co., Inc. (Pharmaceuticals)                                        9,560          449,320
Oracle Corp. (Computer Software & Processing)*                            34,000          381,480
Praxair Inc. (Chemicals)                                                   7,900          288,745
Qualcomm Inc. (Communications)                                             8,900          555,894
The Coca-Cola Company (Beverages, Food & Tobacco)                          7,580          383,321
TJX Companies Inc. (Retailers)                                            33,700          828,009
Viacom Inc., Class B (Media)                                              13,350          515,978
                                                                                     ------------
                                                                                        9,954,978
                                                                                     ------------

Total Common Stocks (Cost $20,897,575)                                                 26,207,246
                                                                                     ------------

PREFERRED STOCK - 1.5%
-------------------
BERMUDA - 1.5%
--------------
Taiwan Semi Flemings - 144A (Cost $385,107)*                              46,939          406,230

TOTAL LONG TERM INVESTMENTS (COST $21,282,682)                                         26,613,476
                                                                                     ------------

                                                                         FACE
REPURCHASE AGREEMENT - 0.4%                                             AMOUNT
---------------------------                                          ------------
Investors Bank & Trust Repurchase Agreement, 0.71% due
05/03/04 in the amount of $117,393; issued 04/30/04
(collateralized by $113,160 par of SBA #506294, due 11/25/22
with a market value of $123,256) (Cost $117,386)                     $    117,386         117,386
                                                                                     ------------

TOTAL INVESTMENTS - 99.5% (COST $21,400,068)                                         $ 26,730,862
                                                                                     ------------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2004 (UNAUDITED) (CONTINUED)                                                                    VALUE (1)

---------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, NET OF LIABILITIES - 0.5%
--------------------------------------------------------------------------------
Receivable for securities sold                                                                           $     97,624
Dividends receivable                                                                                           70,839
Tax reclaim receivable                                                                                         12,253
Domestic Cash                                                                                                  47,540
Prepaid expenses                                                                                                  848
Due to custodian                                                                                              (36,403)
Payable to Investment Advisor                                                                                 (18,617)
Other liabilities                                                                                             (42,886)
                                                                                                         ------------
                                                                                                              131,198
                                                                                                         ------------

NET ASSETS - 100%
--------------------------------------------------------------------------------
Applicable to 1,554,815 outstanding $.001 par value shares (authorized
500,000,000 shares)                                                                                      $ 26,862,060
                                                                                                         ============

Net Asset Value, Offering and Redemption Price Per Share                                                 $      17.28
                                                                                                         ============
COMPONENTS OF NET ASSETS AS OF APRIL 30, 2004 WERE AS FOLLOWS:
--------------------------------------------------------------------------------
Paid-in capital                                                                                          $ 23,887,056
Accumulated undistributed net investment income                                                                22,147
Accumulated distributions in excess of net realized gain on investments and
  foreign currency-related transactions                                                                    (2,377,997)
Net unrealized appreciation on investments and on assets and liabilities
  denominated in foreign currencies (Note 4)                                                                5,330,854
                                                                                                         ------------
                                                                                                         $ 26,862,060
                                                                                                         ============

Summary of Abbreviations

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified buyers.
ADR  American Depository Receipt
GDR  Global Depositary Receipt
SBA  Small Business Administration
(1)  See Note 2 to Financial Statements
*    Non-income producing security

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                          INTERNATIONAL   EMERGING     GLOBAL
                                             EQUITY       MARKETS      EQUITY
                                            PORTFOLIO    PORTFOLIO   PORTFOLIO
                                          -------------  ----------  ----------
INVESTMENT INCOME
Interest                                   $     4,849   $    1,343  $      426
Dividends (Net of foreign withholding
  taxes of $338,745, $32,592, and
  $8,615, respectively)                      3,023,782      344,923     196,126
                                           -----------   ----------  ----------
  Total investment income                    3,028,631      346,266     196,552
                                           -----------   ----------  ----------

EXPENSES
Investment advisory fees (Note 3)            1,426,132      226,674     139,445
Administration fees (Note 3)                   173,836       15,613      15,225
Custodian and fund accounting fees             289,518       42,240      20,411
Directors' fees and expenses (Note 3)           29,408        2,259       2,278
Shareholder record keeping fees                 48,730        5,429       2,612
Printing and postage fees                        5,586          342         380
State registration filing fees                  19,983          958           -
Insurance expense                                6,053          276         404
Professional fees                               61,759       16,068      15,848
Other fees and expenses                         32,199          604          87
                                           -----------   ----------  ----------
  Total Expenses                             2,093,204      310,463     196,690

Waiver of investment advisory fee (Note
  3)                                          (191,694)           -     (22,382)
                                           -----------   ----------  ----------
  Net expenses                               1,901,510      310,463     174,308
                                           -----------   ----------  ----------

  Net investment income                      1,127,121       35,803      22,244
                                           -----------   ----------  ----------

REALIZED AND UNREALIZED GAIN (LOSS)
(NOTE 4)
Net realized gain (loss) --
  Investment transactions (net of
    foreign tax expense $275,375,
    $54,172, and $4,904, respectively)      16,296,210    1,357,969   1,161,410
  Foreign currency transactions               (720,516)     (35,731)    (28,665)
                                           -----------   ----------  ----------
Net realized gain                           15,575,694    1,322,238   1,132,745
                                           -----------   ----------  ----------
Change in unrealized appreciation
  (depreciation) --
  Investments                               13,279,483      943,024     307,103
  Translation of assets and liabilities
    denominated in foreign currency            (15,721)        (312)        212
                                           -----------   ----------  ----------
  Net change in unrealized appreciation     13,263,762      942,712     307,315
                                           -----------   ----------  ----------
  Net realized and unrealized gain          28,839,456    2,264,950   1,440,060
                                           -----------   ----------  ----------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                          $29,966,577   $2,300,753  $1,462,304
                                           ===========   ==========  ==========

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                          INTERNATIONAL EQUITY PORTFOLIO
                                          -------------------------------
                                          SIX MONTHS ENDED   YEAR ENDED
                                           APRIL 30, 2004    OCTOBER 31,
                                            (UNAUDITED)         2003
                                          ----------------  -------------

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                     $  1,127,121    $  3,492,175
  Net realized gain (loss) on
    investments and foreign currency
    transactions                              15,575,694     (35,308,704)
  Net change in unrealized appreciation
    on investments and translation of
    assets and liabilities denominated
    in foreign currency                       13,263,762      87,945,701
                                            ------------    ------------
    Net increase in net assets resulting
      from operations                         29,966,577      56,129,172
                                            ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                       (2,167,605)     (1,406,053)
                                            ------------    ------------
    Total distributions to shareholders       (2,167,605)     (1,406,053)
                                            ------------    ------------

TRANSACTIONS IN SHARES OF COMMON STOCK
  Proceeds from sale of shares                32,403,090      46,271,780
  Net Asset Value of shares issued to
    shareholders in payment of
    distributions declared                     1,833,540       1,167,410
  Cost of shares redeemed                    (39,544,268)    (41,142,391)
                                            ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                (5,307,638)      6,296,799
                                            ------------    ------------

NET INCREASE IN NET ASSETS                    22,491,334      61,019,918

NET ASSETS
  At beginning of period                     350,019,951     289,000,033
                                            ------------    ------------
  At end of period                          $372,511,285    $350,019,951
                                            ============    ============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT
  INCOME INCLUDED IN NET ASSETS             $  1,134,344    $  2,174,828
                                            ============    ============

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                            EMERGING MARKETS PORTFOLIO
                                          -------------------------------
                                          SIX MONTHS ENDED   YEAR ENDED
                                           APRIL 30, 2004    OCTOBER 31,
                                            (UNAUDITED)         2003
                                          ----------------  -------------

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                     $    35,803      $   116,051
  Net realized gain (loss) on
    investments and foreign currency
    transactions                              1,322,238         (289,103)
  Net change in unrealized appreciation
    on investments and translation of
    assets and liabilities denominated
    in foreign currency                         942,712        6,916,109
                                            -----------      -----------
    Net increase in net assets resulting
      from operations                         2,300,753        6,743,057
                                            -----------      -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                         (62,351)               -
                                            -----------      -----------
    Total distributions to shareholders         (62,351)               -
                                            -----------      -----------

TRANSACTIONS IN SHARES OF COMMON STOCK
  Proceeds from sale of shares               11,840,092       14,391,098
  Net Asset Value of shares issued to
    shareholders in payment of
    distributions declared                       58,908                -
  Cost of shares redeemed                    (1,224,909)      (1,593,501)
                                            -----------      -----------
NET INCREASE IN NET ASSETS FROM FUND
  SHARE TRANSACTIONS                         10,674,091       12,797,597
                                            -----------      -----------

NET INCREASE IN NET ASSETS                   12,912,493       19,540,654

NET ASSETS
  At beginning of period                     29,656,800       10,116,146
                                            -----------      -----------
  At end of period                          $42,569,293      $29,656,800
                                            ===========      ===========

ACCUMULATED UNDISTRIBUTED NET INVESTMENT
  INCOME INCLUDED IN NET ASSETS             $    37,936      $    64,484
                                            ===========      ===========

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                              GLOBAL EQUITY PORTFOLIO
                                          -------------------------------
                                          SIX MONTHS ENDED   YEAR ENDED
                                           APRIL 30, 2004    OCTOBER 31,
                                            (UNAUDITED)         2003
                                          ----------------  -------------

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                     $    22,244      $   154,776
  Net realized gain (loss) on
    investments and foreign currency
    transactions                              1,132,745       (1,451,078)
  Net change in unrealized appreciation
    on investments and translation of
    assets and liabilities denominated
    in foreign currency                         307,315        6,524,918
                                            -----------      -----------
    Net increase in net assets resulting
      from operations                         1,462,304        5,228,616
                                            -----------      -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                        (105,080)         (50,332)
                                            -----------      -----------
    Total distributions to shareholders        (105,080)         (50,332)
                                            -----------      -----------

TRANSACTIONS IN SHARES OF COMMON STOCK
  Proceeds from sale of shares                1,189,972        3,911,357
  Net Asset Value of shares issued to
    shareholders in payment of
    distributions declared                       66,670           30,865
  Cost of shares redeemed                    (2,319,358)      (2,284,852)
                                            -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS               (1,062,716)       1,657,370
                                            -----------      -----------

NET INCREASE IN NET ASSETS                      294,508        6,835,654

NET ASSETS
  At beginning of period                     26,567,552       19,731,898
                                            -----------      -----------
  At end of period                          $26,862,060      $26,567,552
                                            ===========      ===========

ACCUMULATED UNDISTRIBUTED NET INVESTMENT
  INCOME INCLUDED IN NET ASSETS             $    22,147      $   104,983
                                            ===========      ===========

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                     INTERNATIONAL EQUITY PORTFOLIO
                                        -----------------------------------------------------------------------------------------
                                         FOR THE SIX
                                         MONTHS ENDED   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                        APRIL 30, 2004      ENDED          ENDED          ENDED          ENDED          ENDED
                                         (UNAUDITED)    OCT. 31, 2003  OCT. 31, 2002  OCT. 31, 2001  OCT. 31, 2000  OCT. 31, 1999
                                        --------------  -------------  -------------  -------------  -------------  -------------
PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD         $11.30           $9.58         $10.55         $15.22         $15.50         $11.62
                                         ----------     -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
    Net investment income                      0.04            0.11           0.07           0.09           0.09           0.10
    Net realized and unrealized gain
      (loss) on investments and
      foreign currency-related
      transactions                             0.91            1.65          (1.01)         (3.61)          0.36           3.97
                                         ----------     -----------    -----------    -----------    -----------    -----------
Net increase (decrease) from
  investment operations                        0.95            1.76          (0.94)         (3.52)          0.45           4.07
                                         ----------     -----------    -----------    -----------    -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:+
    Net investment income                     (0.07)          (0.04)         (0.03)             -          (0.23)         (0.18)
    Net realized gain from investments
      and foreign currency-related
      transactions                                -               -              -          (1.15)         (0.50)         (0.01)
                                         ----------     -----------    -----------    -----------    -----------    -----------
Total distributions                           (0.07)          (0.04)         (0.03)         (1.15)         (0.73)         (0.19)
                                         ----------     -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD               $12.18          $11.30          $9.58         $10.55         $15.22         $15.50
                                         ==========     ===========    ===========    ===========    ===========    ===========

TOTAL RETURN                                  8.42%(a)       18.49%        (8.92)%       (24.99)%          2.18%         35.46%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)      $372,511        $350,020       $289,000       $283,721       $349,046       $328,473

    Ratio of net operating expenses to
      average net assets                      1.00%(b)        1.00%          1.00%          1.00%          0.99%          1.00%

    Ratio of net investment income, to
      average net assets                      0.59%(b)        1.10%          0.70%          0.63%          0.45%          0.75%

    Decrease reflected in above
      expense ratios due to waiver of
      investment advisory and
      administration fees, and
      reimbursement of other expenses         0.10%(b)        0.06%          0.06%          0.05%              - *        0.04%

    Portfolio turnover rate                     23%(a)          58%            45%            46%            49%            35%

  + Certain prior year amounts have been reclassified to conform to the current year presentation.
  *  Rounds to less than 0.01%.
(a)  Not annualized.
(b)  Annualized.

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                       EMERGING MARKETS PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                        FOR THE SIX
                                        MONTHS ENDED   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD
                                       APRIL 30, 2004      ENDED          ENDED          ENDED          ENDED          ENDED
                                        (UNAUDITED)    OCT. 31, 2003  OCT. 31, 2002  OCT. 31, 2001  OCT. 31, 2000  OCT. 31, 1999*
                                       --------------  -------------  -------------  -------------  -------------  --------------
PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD        $18.16          $12.49         $11.88         $14.89         $13.68          $10.00
                                         ---------     -----------    -----------    -----------    -----------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
    Net investment income (loss)              0.02            0.07           0.04           0.01          (0.05)           0.03
    Net realized and unrealized gain
      (loss) on investments and
      foreign currency-related
      transactions                            1.79            5.60           0.58          (1.89)          1.79            3.65
                                         ---------     -----------    -----------    -----------    -----------    ------------
Net increase (decrease) from
  investment operations                       1.81            5.67           0.62          (1.88)          1.74            3.68
                                         ---------     -----------    -----------    -----------    -----------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:+
    Net investment income                    (0.04)              -          (0.01)             -          (0.02)              -
    Net realized gain from
      investments and foreign
      currency-related transactions              -               -              -          (1.13)         (0.51)              -
                                         ---------     -----------    -----------    -----------    -----------    ------------
Total distributions                          (0.04)              -          (0.01)         (1.13)         (0.53)              -
                                         ---------     -----------    -----------    -----------    -----------    ------------
NET ASSET VALUE, END OF PERIOD              $19.93          $18.16         $12.49         $11.88         $14.89          $13.68
                                         =========     ===========    ===========    ===========    ===========    ============

TOTAL RETURN                                 9.96%(a)       45.40%          5.22%       (13.48)%         12.18%          36.80%(a)

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)      $42,569         $29,657        $10,116         $2,731         $2,575          $1,534

    Ratio of net operating expenses
      to average net assets                  1.71%(b)        1.75%          1.75%          1.75%          1.75%           1.75%(b)

    Ratio of net investment income
      (loss), to average net assets          0.20%(b)        0.76%          0.19%          0.08%        (0.39)%           0.24%(b)

    Decrease reflected in above
      expense ratios due to waiver of
      investment advisory and
      administration fees, and
      reimbursement of other expenses            -           0.08%          0.39%          1.15%          1.08%           4.14%(b)

    Portfolio turnover rate                    19%(a)          58%            43%            38%            28%             53%(a)

  *  Commencement of Operations was November 9, 1998.
  + Certain prior year amounts have been reclassified to conform to the current year presentation.
(a)  Not annualized.
(b)  Annualized.

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                         GLOBAL EQUITY PORTFOLIO
                                        -----------------------------------------------------------------------------------------
                                         FOR THE SIX
                                         MONTHS ENDED   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                        APRIL 30, 2004      ENDED          ENDED          ENDED          ENDED          ENDED
                                         (UNAUDITED)    OCT. 31, 2003  OCT. 31, 2002  OCT. 31, 2001  OCT. 31, 2000  OCT. 31, 1999
                                        --------------  -------------  -------------  -------------  -------------  -------------
PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD         $16.45          $13.28         $15.08         $21.81         $20.00         $16.16
                                          ---------     -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
    Net investment income                      0.02            0.09           0.05           0.04           0.03           0.05
    Net realized and unrealized gain
      (loss) on investments and
      foreign currency-related
      transactions                             0.88            3.11          (1.79)         (4.49)          3.89           3.79
                                          ---------     -----------    -----------    -----------    -----------    -----------
Net increase (decrease) from
  investment operations                        0.90            3.20          (1.74)         (4.45)          3.92           3.84
                                          ---------     -----------    -----------    -----------    -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:+
    Net investment income                     (0.07)          (0.03)         (0.00)*            -          (0.16)             -
    Net realized gain from investments
      and foreign currency-related
      transactions                                -               -          (0.06)         (2.28)         (1.95)             -
                                          ---------     -----------    -----------    -----------    -----------    -----------
Total distributions                           (0.07)          (0.03)         (0.06)         (2.28)         (2.11)             -
                                          ---------     -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD               $17.28          $16.45         $13.28         $15.08         $21.81         $20.00
                                          =========     ===========    ===========    ===========    ===========    ===========

TOTAL RETURN                                  5.45%(a)       24.19%       (11.59)%       (22.77)%         19.66%         23.76%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)       $26,862         $26,568        $19,732        $18,524        $25,089        $21,087

    Ratio of net operating expenses to
      average net assets                      1.25%(b)        1.25%          1.25%          1.25%          1.25%          1.25%

    Ratio of net investment income, to
      average net assets                      0.16%(b)        0.70%          0.38%          0.24%          0.10%          0.65%

    Decrease reflected in above
      expense ratios due to waiver of
      investment advisory and
      administration fees, and
      reimbursement of other expenses         0.16%(b)        0.12%          0.19%          0.22%          0.23%          0.32%

    Portfolio turnover rate                     21%(a)          68%            55%            50%            57%            44%

  + Certain prior year amounts have been reclassified to conform to the current year presentation.
  *  Rounds to less than $0.01.
(a)  Not annualized.
(b)  Annualized.

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

Harding, Loevner Funds, Inc. (the "Fund") was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Fund currently has three Portfolios (individually, "Portfolio"), all of which were active as of April 30, 2004: International Equity Portfolio ("International Equity"); Global Equity Portfolio ("Global Equity") (collectively, the "Initial Portfolios"); and Emerging Markets Portfolio ("Emerging Markets"). The investment objective of each portfolio is as follows:
International Equity--to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Global Equity--to seek long-term capital appreciation through investments in equity securities of companies based both in and outside the United States; Emerging Markets Portfolio--to seek long-term capital appreciation through investments in equity securities of companies based in developing markets outside the United States.

Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of Harding, Loevner Management, L.P.'s-Global Equity L. P. ("GELP"), a limited partnership, in a tax-free reorganization. Emerging Markets commenced operations on November 9, 1998. The Fund is managed by Harding, Loevner Management, L.P. (the "Investment Adviser").

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States ("GAAP") for investment companies. The following is a summary of the Fund's significant accounting policies:

ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

VALUATION

"The Board of Directors (the "Board") of the Fund has adopted procedures ("Procedures") to govern the valuation of the portfolio securities held by each series of the Fund in accordance with the Investment Company Act of 1940, as amended ("1940 Act"). The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission ("SEC") and its staff, including guidance on the obligations of funds and their Directors to determine, in good faith, the fair value of the fund's portfolio securities when market quotations are not readily available.

All investments in the Fund are valued daily at their market price, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are fair valued by the Board or its delegate in accordance with the Procedures. If a significant event occurs after the close of trading in a security but before the calculation of the Fund's net asset value and such significant event has a material impact on the Fund's net asset value per share (i.e., more than $0.01 per share), then the security may be fair valued in accordance with the Procedures." As of April 30, 2004, there were no securities in the Fund which required valuation by the Board of Directors or its delegate.

SECURITIES

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the fund is informed of such dividends). The Fund accretes discount or amortizes premium on a daily basis to interest income. The Fund uses the specific identification method for determining gain or loss on sales of securities.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME TAX

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

EXPENSES

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio's operations; expenses not directly attributable to a specific Portfolio are allocated among the Portfolios either equitably or based on their average daily net assets.

DIVIDENDS TO SHAREHOLDERS

It is the policy of the Fund to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. To the extent that any differences which are permanent in nature result in overdistributions to shareholders, the amount of the overdistribution is reclassified within the capital accounts based on its federal tax basis treatment. Temporary differences do not require reclassification. To the extent that they exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rate.

3. SIGNIFICANT AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Fund's Board of Directors has approved investment advisory agreements (the "Agreements") with the Investment Adviser. The advisory fees are computed daily at an annual rate of 0.75%, 1.25% and 1.00% of the average daily net assets of International Equity, Emerging Markets and Global Equity, respectively.

In addition, the Fund has an administration agreement with Investors Bank & Trust Company, which provides certain accounting, clerical and bookkeeping services, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the Securities and Exchange Commission. Under this agreement, International Equity, Emerging Markets and Global Equity incurred $173,836, $15,613 and $15,225, respectively, in administration fees for the period ended April 30, 2004.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

3. SIGNIFICANT AGREEMENTS AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Investment Adviser has voluntarily agreed to reduce its fee to the extent that aggregate expenses (exclusive of brokerage commissions, other investment expenses, interest on borrowings, taxes and extraordinary expenses) exceed an annual rate of 1.00%, 1.75% and 1.25%, respectively, of the average daily net assets of International Equity, Emerging Markets and Global Equity. For the period ended April 30, 2004, the Investment Advisor voluntarily waived $191,694 and $22,382, respectively, in investment advisory fees from International Equity and Global Equity.

Directors' fees and related expenses for International Equity, Emerging Markets and Global Equity amounted to $29,408, $2,259 and $2,278 respectively, for the period ended April 30, 2004.

The Fund has approved a Portfolio Advisory Service Services Agreement (the "Agreement") between the Fund, on behalf of the Portfolios and Oppenheimer Asset Management ("Oppenheimer"). Under the Agreement, the Fund pays Oppenheimer 0.25% of the average daily net assets of each Portfolio held by Oppenheimer for the benefit of clients participating in certain wealth management programs in consideration for certain record keeping and transactional services. Because of the Investment Adviser's voluntary cap on the Fund's fees and expenses, the Investment Adviser paid the 0.25% fee during the period ended April 30, 2004.

Under an Operating Agreement with Charles Schwab & Co. ("Schwab"), Schwab charges an account establishment and maintenance fee of $7,500 per calendar quarter to compensate Schwab for its costs in maintaining accounts of the International Equity Portfolio serviced by Schwab through its fund supermarket program. Because of the Investment Adviser's voluntary cap on the Fund's fees and expenses, the Investment Adviser paid the fee during the period ended April 30, 2004.

4. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the period ended April 30, 2004, were as follows for each Portfolio:

-----------------------------------------------------------------------------
                                PURCHASE COST OF       PROCEEDS FROM SALES OF
PORTFOLIO                       INVESTMENT SECURITIES  INVESTMENT SECURITIES
-----------------------------------------------------------------------------
International Equity                 $84,026,875            $88,460,555
Emerging Markets                      16,706,766              6,767,624
Global Equity                          5,778,566              6,628,432

The cost of investments for Federal income tax purposes and the components of net unrealized appreciation on investments at April 30, 2004, for each of the Portfolios were as follows:

-------------------------------------------------------------------------------------
                                UNREALIZED    UNREALIZED
PORTFOLIO                       APPRECIATION  DEPRECIATION      NET          COST
-------------------------------------------------------------------------------------
International Equity            $73,573,814    $2,791,816   $70,781,998  $300,985,947
Emerging Markets                  8,468,280     1,185,886     7,282,394    35,257,259
Global Equity                     5,593,911       360,294     5,233,617    21,497,245

The unrealized appreciation (deprecation) on foreign currency for International Equity, Emerging Markets and Global Equity was $10,870, $(304) and $60, respectively, for the period ended April 30, 2004.

5. FOREIGN EXCHANGE CONTRACTS

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

5. FOREIGN EXCHANGE CONTRACTS (CONTINUED)

appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolio. The Portfolios are also exposed to credit risk associated with counter party nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios did not have open foreign currency transactions to buy or sell currency on the spot markets as of April 30, 2004.

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital stock for International Equity were as follows for the periods indicated:

----------------------------------------------------------------------------------
                                    SIX MONTHS ENDED
                                     APRIL 30, 2004              YEAR ENDED
                                      (UNAUDITED)             OCTOBER 31, 2003
                                ------------------------  ------------------------
                                  SHARES       AMOUNT       SHARES       AMOUNT
----------------------------------------------------------------------------------
Shares sold                      2,662,821  $ 32,403,090   4,743,141  $ 46,271,780
Shares issued upon
  reinvestment of dividends        153,692     1,833,540     121,352     1,167,410
                                ----------  ------------  ----------  ------------
                                 2,816,513    34,236,630   4,864,493    47,439,190
Shares redeemed                 (3,216,673)  (39,544,268) (4,039,579)  (41,142,391)
                                ----------  ------------  ----------  ------------
Net increase (decrease)           (400,160) $ (5,307,638)    824,914  $  6,296,799
                                ==========  ============  ==========  ============

Transactions in capital stock for Emerging Markets were as follows for the periods indicated:

---------------------------------------------------------------------------
                                  SIX MONTHS ENDED
                                   APRIL 30, 2004          YEAR ENDED
                                    (UNAUDITED)         OCTOBER 31, 2003
                                --------------------  ---------------------
                                SHARES     AMOUNT      SHARES     AMOUNT
---------------------------------------------------------------------------
Shares sold                     558,370  $11,840,092   936,359  $14,391,098
Shares issued upon
  reinvestment of dividends       3,013       58,908         -            -
                                -------  -----------  --------  -----------
                                561,383   11,899,000   936,359   14,391,098
Shares redeemed                 (58,445)  (1,224,909) (113,515)  (1,593,501)
                                -------  -----------  --------  -----------
Net increase                    502,938  $10,674,091   822,844  $12,797,597
                                =======  ===========  ========  ===========

Transactions in capital stock for Global Equity were as follows for the periods indicated:

----------------------------------------------------------------------------
                                  SIX MONTHS ENDED
                                   APRIL 30, 2004           YEAR ENDED
                                     (UNAUDITED)         OCTOBER 31, 2003
                                ---------------------  ---------------------
                                 SHARES     AMOUNT      SHARES     AMOUNT
----------------------------------------------------------------------------
Shares sold                       69,859  $ 1,189,972   294,445  $ 3,911,357
Shares issued upon
  reinvestment of dividends        3,913       66,670     2,312       30,865
                                --------  -----------  --------  -----------
                                  73,772    1,256,642   296,757    3,942,222
Shares redeemed                 (134,141)  (2,319,358) (167,676)  (2,284,852)
                                --------  -----------  --------  -----------
Net increase (decrease)          (60,369) $(1,062,716)  129,081  $ 1,657,370
                                ========  ===========  ========  ===========

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

Redemptions made within 90 days of purchase are subject to a redemption fee equal to 2% of the amount redeemed. For the period ended April 30, 2004, the International Equity Portfolio and Emerging Markets Portfolio received $3 and $7,670, respectively, in redemption fees related to transactions in shares of common stock on the Statement of Changes in Net Assets.

7. REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio also is permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases securities from a Portfolio and such Portfolio agrees to repurchase the securities at an agreed upon price and date.

Each Portfolio may engage in repurchase and reverse repurchase transactions with parties selected on the basis of such party's creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. When a Portfolio engages in reverse repurchase agreement transactions, such Portfolio will maintain, in a segregated account with its custodian, liquid securities equal in value to those subject to the agreement.

8. CONCENTRATION OF RISK

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the International Equity, Emerging Markets and Global Equity are authorized to invest.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

--------------------------------------------------------------------------------

On January 26, 2004, Harding, Loevner Funds, Inc. held a Special Meeting of Shareholders to elect the Board of Directors of the Fund. The following Directors were elected to serve or continue to serve as Directors of the Fund:

Jane A. Freeman:                                    198,103,396 votes in favor
                                                    669,130 withheld

Samuel R. Karetsky:                                 198,394,059 votes in favor
                                                    378,467 withheld

Carl W. Schafer                                     198,361,852 votes in favor
                                                    410,673 withheld

David R. Loevner                                    195,290,013 votes in favor
                                                    3,482,513 withheld

R. Kelly Doherty                                    198,394,059 votes in favor
                                                    378,467 withheld

Raymond J. Clark                                    198,394,059 votes in favor
                                                    378,467 withheld

A description of the Fund's proxy voting policies and procedures are located in the Statement of Additional Information and is available without charge, upon request, by calling 1-877-435-8105 or on the Commission's website at www.sec.gov.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
OFFICERS & DIRECTORS AND OTHER PERTINENT INFORMATION

--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS

Jane A. Freeman
DIRECTOR OF THE FUND

Samuel R. Karetsky
DIRECTOR OF THE FUND

Carl W. Schafer
DIRECTOR OF THE FUND

R. Kelly Doherty
DIRECTOR OF THE FUND

Raymond J. Clark
DIRECTOR OF THE FUND

David R. Loevner
DIRECTOR, PRESIDENT AND CHAIRMAN
OF THE BOARD OF THE FUND

Patrice Singleton
VICE PRESIDENT OF THE FUND

Susan C. Mosher
SECRETARY OF THE FUND

Richard Reiter
CHIEF FINANCIAL OFFICER AND
TREASURER OF THE FUND

Annellen McNamara
ASSISTANT TREASURER
OF THE FUND

John M. DelPrete
ASSISTANT SECRETARY
OF THE FUND

INVESTMENT ADVISER

Harding, Loevner Management, L.P.
50 Division Street, Suite 401
Somerville, NJ 08876

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR, CUSTODIAN AND
FUND ACCOUNTING AGENT

Investors Bank & Trust Company
P.O. Box 9130
Boston, MA 02117

TRANSFER AND DIVIDEND
DISBURSING AGENT

Investors Bank & Trust Company
P.O. Box 9130
Boston, MA 02117

LEGAL COUNSEL

Dechert
1775 Eye Street, N.W
Washington, D.C. 20006-2401

INDEPENDENT AUDITORS

Ernst & Young LLP
5 Times Square
New York, NY 10036

ITEM 2. CODE OF ETHICS.

    Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

    Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

    Not applicable to this filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

    Not applicable to this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

    Not applicable to this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

    Not applicable to this registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

    Not applicable to this registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

    Not applicable to this filing.

ITEM 10. CONTROLS AND PROCEDURES.

        (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

        (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

    (a) Section 302 Certification letters are attached.

    (b) Section 906 Certifications are attached.

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Harding, Loevner Funds, Inc.


      By:  /S/ David R. Loevner
      -------------------------------------
      David R. Loevner, President
      Date:    June 18, 2004


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



         By:  /S/ David R. Loevner
         -------------------------------------------------------
         David R. Loevner, President
         Date:    June 18, 2004



         By: /S/ Richard Reiter
         -------------------------------------------------------
         Richard Reiter, Treasurer and Chief Financial Officer
         Date:   June 18, 2004